Financial instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Carrying value, long-term debt	$ 3,382,419,000	$ 3,241,618,000
Fair value of other long-term liabilities, excluding deferred gains	217,134,000	587,733,000
Carrying value of other long-term liabilities, excluding deferred gains	214,458,000	611,603,000
Estimated accumulated other comprehensive loss expected to be reclassified to net earnings	4,402,000
Fair value of financial instruments liability	26,625,000	49,534,000
Restricted cash	1,100,000
Swaption Counterparty B [Member]
Derivative [Line Items]
Derivative, fixed interest rate	1.183%
Fixed per annum rate swapped for LIBOR	0.50%
Derivative, notional amount	200,000,000
Effective date	Mar. 02, 2017
Ending date	Mar. 02, 2027
Foreign Exchange Contract [Member]
Derivative [Line Items]
Notional amount on foreign exchange forward contract	14,200,000	12,200,000
Fair value of financial instruments liability	638,000	286,000
Revolving and Term Loan Credit Facilities [Member]
Derivative [Line Items]
Fair value, long-term debt	2,911,330,000	2,897,650,000
Carrying value, long-term debt	3,037,419,000	3,241,618,000
Senior Unsecured Notes [Member]
Derivative [Line Items]
Fair value, long-term debt	342,240,000	0
Carrying value, long-term debt	$ 345,000,000	$ 0